REICH & TANG DISTRIBUTORS, INC.
600 Fifth Avenue
New York, New York 10020
(212) 830-5200





                                  May 26, 1999


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:   New York Municipal Trust, Series 1
                        File No. 2-62505

Gentlemen:

            As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

            (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

            (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on April 28, 1999 and became effective April 30, 1999 pursuant to Rule 485(b).

                                    New York Municipal Trust, Series 1


                                    REICH & TANG DISTRIBUTORS, INC.



                                       By:/s/ Peter J. DeMarco
                                          --------------------
                                          Peter J. DeMarco
                                          as agent for the Sponsors


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